Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		$ 813,825	$ 509,798	$ 482,605	$ 552,064
Other current financial assets		550	430
Other long-term financial assets		20,427	18,283
Other current financial liabilities		(1,449,939)	(857,637)
Included in other long-term liabilities		9,002	10,091
Indebtedness		4,320,357	3,660,787
Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables	[1]	48,725	58,422
Trade and other payables	[1]	(70,804)	(57,447)
Total		(3,556,759)	(3,166,597)
Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables	[1]
Trade and other payables	[1]
Total		(1,409,816)	(832,432)
Level 1 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		813,825	509,798
Other current financial assets		550	430
Other long-term financial assets		20,427	18,283
Level 1 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 2 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Included in other long-term liabilities		9,002	10,091
Indebtedness	[2]	(4,320,357)	(3,660,787)
Level 2 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Included in other long-term liabilities
Indebtedness	[2]
Level 2, Level 3 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(40,123)	(25,205)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(1,409,816)	(832,432)
Fair value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables	[1]	48,725	58,422
Trade and other payables	[1]	(70,804)	(57,447)
Total		(4,261,978)	(3,183,622)
Fair value [Member] | Level 1 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		813,825	509,798
Other current financial assets		550	430
Other long-term financial assets		20,427	18,283
Fair value [Member] | Level 2 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Included in other long-term liabilities		8,506	10,014
Indebtedness	[2]	(3,615,136)	(2,845,442)
Fair value [Member] | Level 2, Level 3 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		$ (1,451,059)	$ (857,652)

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
[2]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment.